Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Preference shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized	5,000,000	5,000,000	5,000,000
Preference shares, shares issued	0	0	0
Preference shares, shares outstanding	0	0	0
Visiox Pharmaceuticals, Inc. [Member]
Common shares, par value	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	0	0
Common stock, shares outstanding	0	0
Convertible preferred units, shares authorized	0	10,000,000	10,000,000
Convertible preferred units, shares issued	0	1,520,706	463,632
Convertible preferred units, shares outstanding	0	1,520,706	463,632
Common units, shares authorized	0	20,000,000	20,000,000
Common units, shares issued	0	10,534,397	10,000,000
Common units, shares outstanding	0	10,534,397	10,000,000
Class A Ordinary Shares Subject To Possible Redemption [Member]
Temporary equity, par value	$ 0.0001	$ 0.0001	$ 0.0001
Temporary equity, shares outstanding	1,803,729	28,750,000	28,750,000
Temporary equity, par value		$ 10.25	$ 10.25
Common Class A [Member]
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	7,187,500	0	0
Common stock, shares outstanding	7,187,500	0	0
Common Class B [Member]
Common shares, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	0	7,187,500	7,187,500
Common stock, shares outstanding	0	7,187,500	7,187,500
Convertible Preferred Stock Series A [Member] | Visiox Pharmaceuticals, Inc. [Member]
Preference shares, par value	$ 0.001	$ 0.001
Preference shares, shares authorized	20,000,000	0
Preference shares, shares issued	1,931,287	0
Preference shares, shares outstanding	1,931,287	0
Convertible Preferred Stock Series B [Member] | Visiox Pharmaceuticals, Inc. [Member]
Preference shares, par value	$ 0.001	$ 0.001
Preference shares, shares authorized	20,000,000	0
Preference shares, shares issued	10,935,077	0
Preference shares, shares outstanding	10,935,077	0